RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of future maturities	The future maturities are as follows:
December 31, 2020 (remaining six months)	$6,000
December 31, 2021	68,000
$74,000
The future maturities are as follows:
December 31, 2020 (remaining six months)	$12,000
December 31, 2021	68,000
$80,000